Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Schedule of revenue by major products
	For the six months ended
	June 30, 2018	June 30, 2017

Cutlery	$33,221,947	$27,340,762
Straws	10,917,457	9,064,376
Cups and plates	17,910,412	15,701,569
Others	5,065,120	4,778,040
Total	$67,114,936	$56,884,747

Schedule of revenue by geographic areas
	For the six months ended
	June 30, 2018	June 30, 2017
Revenue from United States	$57,024,327	$49,626,047
Revenue from Europe	1,892,648	2,046,508
Revenue from Canada	1,841,579	598,667
Revenue from China	5,263,228	3,570,941
Revenue from other foreign countries	1,093,154	1,042,584
Total	$67,114,936	$56,884,747